Note 5 - Right-of-use Assets and Lease Liabilities - Right of Use Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Opening balance	$ 273,222	$ 394,654
Less: amortization of ROU assets	(121,432)	(121,432)
Right-of-use assets	$ 151,790	$ 273,222	$ 394,654